Prepayments and other current assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Prepayments and other current assets
Prepaid travel related data acquisition costs	$ 3,733	22,598	19,914
Deposits	1,737	10,514	12,248
Prepaid expenses	2,804	16,972	10,950
Other receivables	2,645	16,020	3,062
Total	$ 10,919	66,104	46,174